Business segment information - Assets and liabilities by business segment and geography (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Non-current assets	$ 5,520	$ 5,614	$ 5,792
United Kingdom
Disclosure of operating segments [line items]
Non-current assets	465	525	487
United States of America
Disclosure of operating segments [line items]
Non-current assets	3,517	3,692	3,918
Other
Disclosure of operating segments [line items]
Non-current assets	$ 1,538	$ 1,397	$ 1,387